Interest income (Tables)	12 Months Ended
Dec. 31, 2017
Interest income.
Detail of main interest and similar income items

	Millions of euros
	2017	2016	2015
Loans and advances - Central banks	1,881	2,090	1,392
Loans and advances - Credit institutions	1,840	2,388	1,845
Debt instruments	7,141	6,927	7,361
Loans and advances - Customers	43,640	42,578	45,445
Other interest	1,539	1,173	1,155
	56,041	55,156	57,198